Summary of Significant Policies and Basis of Preparation (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Summary of Significant Policies and Basis of Preparation (Abstract)
Impairment			$ 0		$ 0
Advertising Expense	$ 74,686	$ 7,122	$ 86,028	$ 10,234	$ 0